Organization and Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies

Note 1 - Organization and Summary of Significant Accounting Policies

US VR Global Inc. (“US VR Sub”) was incorporated on February 27, 2017 (inception) under the laws of the State of Delaware. The main focus of our business is to develop facilities that use virtual reality (“VR”) and augmented reality (“AR”) technologies to provide interactive and immersive rides, games and attractions.

On February 6, 2018, US VR Sub signed a share exchange agreement in which it agreed to merge with US VR Global.com Inc., a Delaware corporation (“US VR.com”). Pursuant to the share exchange agreement, on February 6, 2018, the issued and outstanding common shares of US VR Sub were exchanged on a three-for-one basis for 126,000,041 shares of common stock of US VR.com. Subsequent to March 31, 2018 121,058,863 shares of Series A Preferred Stock of US VR.com were issued to complete the merger with US VR Sub. The issuance of the common shares and Series A Preferred shares is shown on the accompanying financial statements as if the merger was completed as of February 27, 2017 (inception). After the merger was completed, US VR Sub’s shareholders own 100% of the outstanding shares of preferred stock of US VR.com and 99.7% of the outstanding shares of common stock of US VR.com and the original shareholders of US VR.com own approximately 0.03% of the outstanding shares of common stock of US VR.com. The transaction was accounted for as a reverse merger (recapitalization) with US VR Sub deemed to be the accounting acquirer and US VR.com deemed to be the legal acquirer. The financial statements presented herein are those of the accounting acquirer given the effect of the issuance of 325,751 shares of common stock upon completion of the transaction and reflecting the net liabilities assumed of US VR.com of $97,000 as a cost of the reverse merger had it occurred as of March 31, 2018. As a result of the merger, US VR.com holds a 100% interest in US VR Sub (US VR.com and US VR Sub, collectively, after the merger, the “Company”).

Basis of Presentation of Unaudited Financial Information

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the rules and regulations of the United States Securities and Exchange Commission (the “SEC”) to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the financial position, results of operations and cash flows for the interim periods have been included. The results of operations for the three months ended March 31, 2018 are not necessarily indicative of the results of operations to be expected for the full fiscal year ending December 31, 2018. The condensed consolidated balance sheet information as of December 31, 2017 was derived from the audited financial statements included in US VR Global Inc.’s financial statements as of and for the period from February 27, 2017 (inception) to December 31, 2017 included in Form 8-K filed with the SEC on February 6, 2018. These interim financial statements should be read in conjunction with that report.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying financial statements, for the three months ended March 31, 2018, the Company incurred a net loss of $1,225,000 and used cash in operating activities of $730,000, and at March 31, 2018, the Company had a working capital deficit of $445,000. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year of the date that the financial statements are issued. In addition, the Company’s independent registered public accounting firm, in its report on the Company’s December 31, 2017 financial statements, has expressed substantial doubt about the Company’s ability to continue as a going concern. The condensed consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

The Company intends to raise funds through public offerings to finance operations until the Company achieves profitable operations. If we do not raise all of the money we need from public offerings, we will have to find alternative sources, such as a private placement of securities or loans or advances from our officers, directors or others. Such additional financing may not become available on acceptable terms and there can be no assurance that any additional financing that the Company does obtain will be sufficient to meet its needs in the long term. As of March 31, 2018, the Company had made capital expenditures of $454,000 for its planned facility (referred to as a “Theme Park”) that will use virtual reality and augmented reality technologies to provide interactive and immersive rides, games and attractions. The Company believes it will need to expend approximately $10,000,000 to $15,000,000 more to open its first Theme Park. Even if the Company is able to obtain additional financing, it may contain undue restrictions on our operations, in the case of debt financing; or cause substantial dilution for our stockholders, in the case of equity financing. If adequate funds are not available to satisfy either medium or long-term capital requirements, the Company’s operations and liquidity could be materially adversely affected and the Company could be forced to cut back its operations.

Basis of consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries VR Global Limited and Hero Central Dot Com Sdn Bhd. All inter-company accounts and transactions have been eliminated in consolidation.

Use of estimates

Management uses estimates and assumptions in preparing these financial statements in accordance with US GAAP. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities in the balance sheets, and the reported revenue and expenses during the periods reported. Significant estimates include those related to accounting for potential liabilities, depreciable lives of property and equipment, analysis of impairments of recorded long-term assets, assumptions used in valuing stock instruments issued for services, and the valuation allowance for deferred income taxes. Actual results could differ from those estimates. Actual results may differ from these estimates.

Revenue Recognition

The Company derived no revenue during the periods ending March 31, 2018 and 2017. The Company will recognize revenue under the guidance of ASC 606, Revenue with contracts with customers that requires the Company to exercise judgment when considering the terms of contracts, which includes (1) identifying the contracts or agreements with a customer, (2) identify the Company’s performance obligations in the contract or agreement, (3) determine the transaction price, (4) allocate the transaction price to the separate performance obligations, and (5) recognizing revenue as each performance obligation is satisfied. The Company will apply the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the services it transfers to its clients.

Property and equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation of property and equipment are calculated on the straight-line method over their estimated useful lives or lease terms generally as follows:

Classification	Estimated useful lives
Computers and equipment - Office	3 years
Furniture & Fixtures	5 years
Theme park equipment and improvements	3 to 10 years
Leasehold Improvements	Shorter of lease term or estimated useful life

Expenditures for maintenance and repairs are expensed as incurred.

Net Income (Loss) per Common Share

Basic earnings (loss) per share is computed by dividing the net income (loss) applicable to Common Stockholders by the weighted average number of shares of Common Stock outstanding during the year. Diluted earnings (loss) per share is computed by dividing the net income (loss) applicable to Common Stockholders by the weighted average number of common shares outstanding plus the number of additional common shares that would have been outstanding if all dilutive potential common shares had been issued, using the treasury stock method. Potential common shares are excluded from the computation if their effect is anti-dilutive.

There were no potentially outstanding dilutive common shares for the reporting periods ended March 31, 2018 and 2017.

Foreign currencies translation

The reporting currency of the Company is the United States Dollars (“US$”) and the accompanying financial statements have been expressed in US$. In addition, the Company’s subsidiary in Malaysia maintains its books and record in its local currency, Malaysia Ringgits (“MYR”), which is functional currency as being the primary currency of the economic environment in which the entity operates.

In general, for consolidation purposes, assets and liabilities of its subsidiaries whose functional currency is not US$ are translated into US$ using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of foreign subsidiary are recorded as a separate component of accumulated other comprehensive income within the statements of stockholders’ equity.

Translation of amounts from MYR and HKD into US$ has been made at the following exchange rates for the respective periods:

As of and for the period ended
March 31, 2018

Period-end RM : US$1 exchange rate	3.86
Period-average RM : US$1 exchange rate	3.89

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). This update will require the recognition of a right-of-use asset and a corresponding lease liability, initially measured at the present value of the lease payments, for all leases with terms longer than 12 months. For operating leases, the asset and liability will be expensed over the lease term on a straight-line basis, with all cash flows included in the operating section of the statement of cash flows. For finance leases, interest on the lease liability will be recognized separately from the amortization of the right-of-use asset in the statement of comprehensive income and the repayment of the principal portion of the lease liability will be classified as a financing activity while the interest component will be included in the operating section of the statement of cash flows. ASU 2016-02 is effective for annual and interim reporting periods beginning after December 15, 2018. Early adoption is permitted. Upon adoption, leases will be recognized and measured at the beginning of the earliest period presented using a modified retrospective approach. The Company is currently evaluating the impact of the adoption of ASU 2016-02 on its financial statements and related disclosures.

Other recent accounting pronouncements issued by the FASB, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company’s present or future financial statements.